UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of November, 1999.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of    3                                        Name of Reporting Manager Dickstein Partners Inc.
   --------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                               Item 5:        Item 6:                              Voting
    Item 1:                Item 2:     Item 3:    Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer       Title of Class  CUSIP     Fair Market  Principal           b) Shared-   (c)     Managers   Authority
                                       Number      Value      Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
   --------------------------------------------------------------------------------------------------------------------------------
   Abacus Direct Corp    Com        002553-10-5  3,663,750.00   30,000             X                   1,2,3        X
                                                   659,475.00    5,400             X                   3            X
                                                   256,462.50    2,100             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Arch Communications
   Group Inc.            WT EXP
                         090101     039381-14-0     36,621.38  195,314             X                   1,2,3        X
                                                     9,560.44   50,989             X                   3            X
                                                     2,430.56   12,963             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Case Corp             Com        14743R-10-3    498,125.00   10,000             X                   1,2,3        X
                                                    89,662.50    1,800             X                   3            X
                                                    34,868.75      700             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Case Corp             Call       14743R-90-3  2,864,218.75   57,500 (c)         X                   1,2,3        X
                                                   697,375.00   14,000 (c)         X                   3            X
                                                   174,343.75    3,500 (c)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Centocor Inc          Com        152342-10-1 14,040,000.00  240,000             X                   1,2,3        X
                                                 2,527,200.00   43,200             X                   3            X
                                                   912,600.00   15,600             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Cisco Sys Inc         Call       17275R-90-2  8,227,500.00  120,000 (c)         X                   1,2,3        X
                                                 1,645,500.00   24,000 (c)         X                   3            X
                                                   514,218.75    7,500 (c)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Cisco Sys Inc         Put        17275R-95-2  2,056,875.00   30,000 (p)         X                   1,2,3        X
                                                   370,237.50    5,400 (p)         X                   3            X
                                                   137,125.00    2,000 (p)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Comcast Corp          Put        200300-95-1    787,500.00   20,000 (p)         X                   1,2,3        X
                                                   189,000.00    4,800 (p)         X                   3            X
                                                    51,187.50    1,300 (p)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Comsat Corp           Com Ser 1  20564D-10-7    761,777.25   25,714             X                   1,2,3        X
                                                   163,056.00    5,504             X                   3            X
                                                    60,168.38    2,031             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Comsat Corp           Put        20564D-95-7    770,250.00   26,000 (p)         X                   1,2,3        X
                                                   165,900.00    5,600 (p)         X                   3            X
                                                    59,250.00    2,000 (p)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Criimi Mae Inc        Com        226603-10-8    206,250.00  100,000             X                   1,2,3        X
                                                    37,125.00   18,000             X                   3            X
                                                    13,406.25    6,500             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Dayton Hudson Corp    Call       239753-90-6  1,801,875.00   30,000 (c)         X                   1,2,3        X
                                                   432,450.00    7,200 (c)         X                   3            X
                                                   120,125.00    2,000 (c)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Du Pont E I
   De Nemours & Co       Put        263534-95-9  1,777,500.00   60,000 (p)         X                   1,2,3        X
                                                   319,950.00   10,800 (p)         X                   3            X
                                                   118,500.00    4,000 (p)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Echostar
   Communications New    CL A       278762-10-9  1,816,265.00   20,000             X                   1,2,3        X
                                                   217,951.80    2,400             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Frontier Corporation  Call       35906P-90-5  1,060,000.00   40,000 (c)         X                   1,2,3        X
                                                   193,450.00    7,300 (c)         X                   3            X
                                                    71,550.00    2,700 (c)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Column Totals                                        50,612,637.05
   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   Global Crossing Ltd    Com       G3921A-10-0 10,219,195.00  385,630             X                   1,2,3        X
                                                 2,191,152.50   82,685             X                   3            X
                                                   778,702.50   29,385             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Global Crossing Ltd    Put       G3921A-95-0 10,589,400.00  399,600 (p)         X                   1,2,3        X
                                                 1,945,100.00   73,400 (p)         X                   3            X
                                                   696,950.00   26,300 (p)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Hilton Hotels Corp     Call      432848-90-9    493,750.00   50,000 (c)         X                   1,2,3        X
                                                   790,000.00   80,000 (c)         X                   3            X
                                                    49,375.00    5,000 (c)         X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Jones Intercable Inc   Cl A      480206-20-0  8,100,000.00  150,000             X                   1,2,3        X
                                                 1,501,200.00   27,800             X                   3            X
                                                   513,000.00    9,500             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Leslie Fay Inc New     Com       527016-10-9  1,975,490.00  395,098             X                   1,2,3        X
                                                   260,455.00   52,091             X                   3            X
   ---------------------------------------------------------------------------------------------------------------------------------
   Lucent Technologies Inc.
                          Com       549463-10-7 30,828,600.00  475,200             X                   1,2,3        X
                                                 7,490,467.50  115,460             X                   3            X
                                                 2,000,745.00   30,840             X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Marvel Enterprises Inc
                          Com       57383M-10-8  5,596,253.25 1,029,196            X                   1,2,3        X
                                                    77,935.69    14,333            X                   3            X
   ---------------------------------------------------------------------------------------------------------------------------------
   MediaOne Group Inc     Com       58440J-10-4  15,711,875.00  230,000            X                   1,2,3        X
                                                  2,855,462.50   41,800            X                   3            X
                                                  1,031,518.75   15,100            X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Media One Group Inc    Call      58440J-90-4   6,831,250.00  100,000 (c)        X                   1,2,3        X
                                                  1,229,625.00   18,000 (c)        X                   3            X
                                                    450,862.50    6,600 (c)        X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Microsoft Corp         Call      594918-90-4   3,622,500.00   40,000 (c)        X                   1,2,3        X
                                                    652,050.00    7,200 (c)        X                   3            X
                                                    244,518.75    2,700 (c)        X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Ogden Corp             Com       676346-10-9     300,000.00   30,000            X                   1,2,3        X
                                                     76,000.00    7,600            X                   3            X
                                                     26,000.00    2,600            X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Ogden Corp             Call      676346-90-9   2,230,000.00  223,000 (c)        X                   1,2,3        X
                                                    450,000.00   45,000 (c)        X                   3            X
                                                    147,000.00   14,700 (c)        X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Pioneer Hi Bred Intl Inc
                          Com       723686-10-1  19,229,437.50  483,000            X                   1,2,3        X
                                                  3,463,687.50   87,000            X                   3            X
                                                  1,242,150.00   31,200            X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Column Totals                                        145,891,708.94
   ---------------------------------------------------------------------------------------------------------------------------------

   ---------------------------------------------------------------------------------------------------------------------------------
   Reynolds Metals Co     Com       761763-10-1   9,056,250.00  150,000            X                   1,2,3        X
                                                  1,630,125.00   27,000            X                   3            X
                                                    452,812.50    7,500            X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Sprint Corp            Com Fon
                          Group     852061-10-0   3,255,000.00   60,000            X                   1,2,3        X
                                                    580,475.00   10,700            X                   3            X
                                                    211,575.00    3,900            X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Sprint Corp            Call      852061-90-0   5,425,000.00  100,000 (c)        X                   1,2,3        X
                                                    976,500.00   18,000 (c)        X                   3            X
                                                    352,625.00    6,500 (c)        X                   2,3          X
   --------------------------------------------------------------------------------------------------------------------------------
   Sprint Corp            Put       852061-95-0   3,255,000.00   60,000 (p)        X                   1,2,3        X
                                                    596,750.00   11,000 (p)        X                   3            X
                                                    217,000.00    4,000 (p)        X                   2,3          X
   --------------------------------------------------------------------------------------------------------------------------------
   Vodafone Airtouch PLC  Sponsored
                          ADR       92857T-10-7  47,550,000.00  200,000            X                   1,2,3        X
                                                 11,412,000.00   48,000            X                   3            X
                                                  3,066,975.00   12,900            X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Wyndham Intl Inc       CL A      983101-10-6     787,500.00  300,000            X                   1,2,3        X
                                                    177,187.50   67,500            X                   3            X
                                                     51,187.50   19,500            X                   2,3          X
   ---------------------------------------------------------------------------------------------------------------------------------
   Column Totals                                        89,053,962.50
   ---------------------------------------------------------------------------------------------------------------------------------
   Aggregate Totals                                    285,558,308.49
   ---------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 1999.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of November, 1999.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 1999.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Alan S. Cooper, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of November, 1999.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Alan Cooper
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 1999.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of November, 1999.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.